INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2022
DISCLOSURE OF TAX RECONCILIATION

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2022	2021
		(restated)*
Net loss before tax	$(1,622,000)	$(210,654)
Statutory income tax rate	27%	21%
Expected income tax recovery at statutory income tax rates	(438,000)	(44,000)
Non-deductible expenditures	90,924	-
Difference in foreign tax rates, foreign exchange	-	5,112
Other	(136,333)	(57,571)
Adjustment to prior year provisions versus statutory tax returns	39,409	72,907
Change in valuation allowance	444,000	23,552
Income tax recovery	$-	$-

*	Restated for change in presentation currency (Notes 2(c) and 5)

DISCLOSURE OF DEFERRED TAXES

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2022	2021
		(restated)*
Deferred tax assets (liabilities):
Federal loss carryforwards	$1,267,000	$1,010,000
Foreign loss carryforwards	1,359,000	1,206,000
Mineral properties	38,000	38,000
	2,664,000	2,254,000
Valuation allowance	(2,664,000)	(2,254,000)
Net deferred tax asset	$-	$-

*	Restated for change in presentation currency (Notes 2(c) and 5)